INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of sources and tax effects of the differences for the periods

The sources and tax effects of the differences for the periods presented are as follows:

	Years Ended December 31,
	2017	2016
Statutory U.S. federal tax rate	39%	39%
Effect of increase in valuation allowance	(39%)	(39%)
	—%	—%

Schedule of changes in cumulative net deferred tax assets	Changes in our cumulative net deferred tax assets consist of the following:

	December 31,
	2017	2016
Net loss carry-forward	$4,923,492	$3,648,316
Valuation allowance	(4,923,492)	(3,648,316)
	$—	$—

Schedule of reconciliation of income taxes computed at the statutory rate

A reconciliation of our income taxes computed at the statutory rate is as follows:

	Years Ended December 31,
	2017	2016
Tax benefit at statutory rate	$2,023,555	$1,500,068
Valuation allowance	(2,023,555)	(1,500,068)
	$—	$—